UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10123
                                    --------------------------------------------

                            The North Country Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      250 Glen Street, Glens Falls, NY                      12801
--------------------------------------------------------------------------------
      (Address of principal executive offices)              (Zip code)

       Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600
                                                    ----------------------------

Date of fiscal year end:  11/30
                          --------
Date of reporting period: 02/28/07
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.

                             THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                February 28, 2007

                                                                     MARKET
SHARES                                                                VALUE
------------------------------------------------------------------------------
COMMON STOCKS- 98.73%
AEROSPACE / DEFENSE - 3.08%
    14,000   General Dynamics Corp.                               $  1,070,440
    12,000   Lockheed Martin Corp.                                   1,167,360
    17,000   Rockwell Collins, Inc.                                  1,113,160
                                                                  ------------
                                                                     3,350,960
                                                                  ------------
APPAREL - 0.65%
     6,800   Nike, Inc. - Cl. B                                        710,396
                                                                  ------------
BANKS - 9.07%
    44,000   Bank of America Corp.                                   2,238,280
    56,000   Bank of New York, Inc.                                  2,274,720
    34,500   Citigroup, Inc.                                         1,738,800
    47,000   Wachovia Corp.                                          2,602,390
    29,000   Wells Fargo & Co.                                       1,006,300
                                                                  ------------
                                                                     9,860,490
                                                                  ------------
BEVERAGES - 1.85%
    31,800   Pepsico, Inc.                                           2,008,170
                                                                  ------------
CHEMICALS - 0.88%
    22,500   Ecolab, Inc.                                              951,750
                                                                  ------------
      COAL - 0.66%
    23,000   Arch Coal, Inc.                                           716,220
                                                                  ------------
COMPUTER/NETWORK PRODUCTS - 6.25%
    25,000   Apple Computer, Inc.*                                   2,115,250
    74,000   Cisco Systems, Inc.*                                    1,919,560
    30,000   Hewlett Packard, Co.                                    1,181,400
    17,000   International Business Machines Corp.                   1,581,170
                                                                  ------------
                                                                     6,797,380
                                                                  ------------
CONGLOMERATES - 6.27%
    60,000   General Electric Co.                                    2,095,200
    50,000   Ingersoll-Rand Co. - Cl. A                              2,165,500
    20,000   ITT Industries, Inc.                                    1,184,400
    21,000   United Technologies Corp.                               1,378,230
                                                                  ------------
                                                                     6,823,330
                                                                  ------------
CONSULTING - 1.44%
    44,000   Accenture Ltd.                                          1,570,800
                                                                  ------------
CONSUMER PRODUCTS - 2.91%
    22,000   Colgate-Palmolive Co.                                   1,481,920
    26,500   Procter & Gamble Co.                                    1,682,485
                                                                  ------------
                                                                     3,164,405
                                                                  ------------
DATA PROCESSING - 1.37%
    30,000   Automatic Data Processing, Inc.                         1,493,700
                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES - 3.76%
    40,000   American Express Co.                                    2,274,800
     9,000   Goldman Sachs Group, Inc.                               1,814,400
                                                                  ------------
                                                                     4,089,200
                                                                  ------------
ELECTRIC UTILITIES - 1.51%
    10,000   Dominion Resources, Inc.                                  855,300
    22,000   Southern Co.                                              787,600
                                                                  ------------
                                                                     1,642,900
                                                                  ------------
ENTERTAINMENT - 1.02%
    27,000   International Game Technology                           1,113,750
                                                                  ------------
FOOD - 2.28%
    26,300   General Mills, Inc.                                     1,482,268
    20,000   Kellogg Co.                                               998,400
                                                                  ------------
                                                                     2,480,668
                                                                  ------------
HOTELS - 1.41%
    32,000   Marriott International, Inc. - Cl. A                    1,533,120
                                                                  ------------
INDUSTRIAL GASES - 1.13%
    20,000   Praxair, Inc.                                           1,233,800
                                                                  ------------
INSURANCE - 3.27%
    47,000   Genworth Financial, Inc. - Cl. A                        1,662,390
    20,000   Hartford Financial Services Group, Inc.                 1,891,200
                                                                  ------------
                                                                     3,553,590
                                                                  ------------

                             THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                 SCHEDULE OF INVESTMENTS (UNAUDITED) (Continued)
                                February 28, 2007

                                                                     MARKET
SHARES                                                                VALUE
------------------------------------------------------------------------------
INVESTMENT SERVICES - 6.09%
    13,000   Franklin Resources, Inc.                             $  1,526,070
    27,500   Merrill Lynch & Co., Inc.                               2,301,200
    60,000   T. Rowe Price Group, Inc.                               2,793,600
                                                                  ------------
                                                                     6,620,870
                                                                  ------------
MEDICAL-DRUGS - 7.76%
    40,000   Abbott Laboratories                                     2,184,800
    18,000   Amgen, Inc.*                                            1,156,680
    32,000   GlaxoSmithKline PLC ADR                                 1,797,440
    26,000   Johnson & Johnson                                       1,639,300
    30,000   Novartis AG ADR                                         1,662,900
                                                                  ------------
                                                                     8,441,120
                                                                  ------------
MEDICAL EQUIPMENT & SUPPLIES - 4.46%
    39,000   Baxter International, Inc.                              1,950,390
    28,000   Medtronic, Inc.                                         1,410,080
    24,000   Stryker Corp.                                           1,488,480
                                                                  ------------
                                                                     4,848,950
                                                                  ------------
MEDICAL - HMO - 1.61%
    22,000   Wellpoint, Inc.*                                        1,746,580
                                                                  ------------
MOTORCYCLES - 0.84%
    13,800   Harley-Davidson, Inc.                                     909,420
                                                                  ------------
MULTIMEDIA - 2.23%
    19,000   The McGraw-Hill
             Companies, Inc.                                         1,227,590
    35,000   Walt Disney Co.                                         1,199,100
                                                                  ------------
                                                                     2,426,690
                                                                  ------------
OIL & GAS PRODUCERS - 5.65%
    13,000   ChevronTexaco Corp.                                       891,930
    14,000   ConocoPhillips                                            915,880
    19,500   Exxon Mobil Corp.                                       1,397,760
    28,000   Global SantaFe Corp.                                    1,613,640
    23,000   Valero Energy Corp.                                     1,325,950
                                                                  ------------
                                                                     6,145,160
                                                                  ------------
OIL & GAS SERVICES - 4.64%
    11,000   Apache Corp.                                              753,830
    26,000   Baker Hughes, Inc.                                      1,692,860
    50,000   BJ Services Co.                                         1,339,500
    18,000   Noble Corp.                                             1,263,960
                                                                  ------------
                                                                       5,050,150
                                                                  ------------
RETAIL - 6.39%
    17,000   Costco Wholesale Corp.                                    950,130
    10,000   JOS A Bank Clothiers, Inc.*                               308,200
    38,000   Lowe's Companies, Inc.                                  1,237,280
    30,000   McDonald's Corp.                                        1,311,600
    40,000   Staples, Inc.                                           1,040,800
    18,500   Target Corp.                                            1,138,305
    21,500   Walgreen Co.                                              961,265
                                                                  ------------
                                                                     6,947,580
                                                                  ------------
SEMICONDUCTORS - 1.14%
    40,000   Texas Instruments, Inc.                                 1,238,400
                                                                  ------------
SOFTWARE & PROGRAMMING - 2.34%
    61,000   Microsoft Corp.                                         1,718,370
    50,000   Oracle Corp.*                                             821,500
                                                                  ------------
                                                                     2,539,870
                                                                  ------------

                             THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                 SCHEDULE OF INVESTMENTS (UNAUDITED) (Continued)
                                February 28, 2007

                                                                     MARKET
SHARES                                                                VALUE
------------------------------------------------------------------------------
TELECOMMUNICATIONS - 5.32%
    14,500   Alltel Corp.                                         $    878,555
    40,000   AT&T, Inc.                                              1,472,000
    75,000   Corning, Inc.*                                          1,547,250
    35,000   Nokia Corp.- ADR                                          764,050
    28,000   QUALCOMM, Inc.                                          1,127,840
                                                                  ------------
                                                                     5,789,695
                                                                  ------------
TRANSPORTATION - 1.09%
    15,000   Burlington Northern
             Santa Fe Corp.                                          1,187,850
                                                                  ------------
WATER - 0.36%
    17,333   Aqua America, Inc.                                        395,019
                                                                  ------------
TOTAL COMMON STOCKS
             (Cost $89,103,761)                                    107,381,983
                                                                  ------------
MONEY MARKET FUNDS - 5.13%
 5,581,936   BlackRock Provident Institutional
               Temp Fund, 5.20% (a)                                  5,581,936
                                                                  ------------
TOTAL MONEY MARKET FUNDS
(Cost $5,581,936)                                                    5,581,936
                                                                  ------------
TOTAL INVESTMENTS
(Cost $94,685,697)                                 103.86%         112,963,919

OTHER ASSETS IN EXCESS OF LIABILITIES               (3.86)%         (4,194,701)
                                                  -------         ------------
TOTAL NET ASSETS                                   100.00%        $108,769,218
                                                  =======         ============

----------
*     Non-income producing security
ADR - American Depositary Receipt
(a) Variable rate yield; the coupon rate shown represents the rate at February 28, 2007.

At February 28, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for
  which there was an excess of value over cost                      $19,487,567
Aggregate gross unrealized depreciation for all investments for
  which there was an excess of cost over value                       (1,209,345)
                                                                    -----------
Net unrealized appreciation                                         $18,278,222
                                                                    -----------

SECURITY VALUATION - Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). Investments for which no sales are reported are valued at its last bid price. Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value as determined by the Trust's Fair Value Committee (the "Committee") in accordance with the Trust's "Portfolio Securities Valuation Procedures (the "Procedures"). Pursuant to the Procedures, the Committee will consider, among others, the following factors to determine a security's fair value: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of the security.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the adviser believes such prices accurately reflect the fair market value of the security. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific country or region.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined represents fair value.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ Andrew Rogers /s/
---------------------------------
Andrew Rogers, President

Date  4/30/07


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers /s/
---------------------------------
Andrew Rogers, President

Date  4/30/07


By (Signature and Title)

/s/ Jim Colantino /s/
---------------------------------
Jim Colantino, Treasurer

Date  4/30/07